MINERAL PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2024
Mineral Property Interests
MINERAL PROPERTY INTERESTS

5.	MINERAL PROPERTY INTERESTS

Extra High Property
Balance, December 31, 2022	$54,001
Exploration costs	44,991
Balance December 31, 2023	98,992
Exploration costs	5,510
Balance, December 31, 2024	$104,502

Extra High Property

The Extra High property is located in south-central British Columbia, approximately 60 kilometres north of the City of Kamloops, British Columbia, Canada and 22 km east of the town of Barriere. It lies on the southwest side of Samatosum Mountain, located north of Skwaam Bay on Adams Lake. It is centered at 51°08'03" N latitude and 119°49'16" W longitude. It consists of five contiguous BC MTO mineral titles in the Kamloops Mining Division and covers an area of 649 hectares.

During 2023 the Company hired the services of Discovery Consultants of Vernon, British Columbia (“Discovery “) to plan, conduct, and complete the Company’s exploration work program on the Extra High Property (the “Company’s 2023 Exploration Work Program”). The Company’s 2023 Exploration Work Program consisted of 2 Phases. The Company incurred $20,000 of exploration related expenditures for Phase 1, and the Company incurred $24,991 of exploration related expenditures for Phase 2, for a total amount of $44,991.

As at December 31, 2024, the Company owns a 100% undivided right, interest, and title in and to the Extra High Property.

The mineral claims covering the Extra High Property are valid until December 28, 2028.

The Extra High Property is subject to a 1.5% Net Smelter Royalty (“NSR”) payable to a third party, 50% of which, or 0.75%, can be purchased by the Company at any time by paying $500,000.